Stockholders' Equity	9 Months Ended	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 Citadel Broadcasting Corp. [Member]
Stockholders' Equity

7. Stockholders' Equity

The Company is authorized to issue an aggregate of 1,450,644,871 shares divided into four classes consisting of: (i) 750,000,000 shares designated as Class A common stock, (ii) 600,000,000 shares designated as Class B common stock, (iii) 644,871 shares designated as Class C common stock and (iv) 100,000,000 shares of preferred stock, each with a par value of $.01 per share (see Note 8, "Redeemable Preferred Stock"). Effective September 16, 2011, upon the filing with the Secretary of State of the State of Delaware of the Company's Third Amended and Restated Certificate of Incorporation (the "Third Amended and Restated Charter"), each then-outstanding share of Class D common stock was converted to one share of Class B common stock.

As discussed in Note 1, "Basis of Presentation, and Note 2, "Acquisitions and Dispositions," the Company completed the CMP Acquisition on August 1, 2011. In connection with the CMP Acquisition, the Company issued approximately 3.3 million shares of Class A common stock and 6.6 million shares of Class B common stock to affiliates of the three private equity firms that had collectively owned the 75.0% of CMP not then-owned by the Company. Also in connection with the CMP Acquisition, the 3.7 million outstanding CMP Restated Warrants were amended to become exercisable for up to 8.3 million shares of Class B common stock.

As also discussed in Note 1, "Basis of Presentation," and Note 2, "Acquisitions and Dispositions," the Company completed the Citadel Acquisition on September 16, 2011. In connection with the Citadel Acquisition, the Company issued 23.4 million shares of Class A common stock, including 0.9 million restricted shares, and warrants to purchase 47.7 million shares of Class A common stock (the "Citadel Warrants") to holders of Citadel's common stock and warrants. Additionally, 2.4 million warrants to purchase shares of the Company's common stock related to the pending final settlement of certain outstanding unsecured claims arising from Citadel's emergence from bankruptcy effective June 3, 2010 are held in reserve for potential future issuance by the Company.

On September 16, 2011, pursuant to the Equity Investment, the Company issued and sold (i) 51.8 million shares of Class A common stock and warrants to purchase 7.8 million shares of Class A common stock with an exercise price of $4.34 per share (the "Crestview Warrants") to an affiliate of Crestview Partners II, L.P.; (ii) 125,000 shares of its newly created series of preferred stock to an affiliate of Macquarie (see Note 8, "Redeemable Preferred Stock"); and (iii) 4.7 million shares of Class A common stock and warrants to purchase 24.1 million shares of Class A common stock (the "UBS Warrants," and, together with the Citadel Warrants, the "Company Warrants") to UBS and certain other investors to whom UBS syndicated a portion of its investment commitment.

Gross proceeds from the September 16, 2011 issuances of equity securities described above was $350.0 million. Direct issuance costs related to the issuances of the equity securities described above was $26.2 million, of which $16.2 million was paid as of September 30, 2011.

Common Stock

Except with regard to voting and conversion rights, shares of Class A, Class B and Class C common stock are identical in all respects. The preferences, qualifications, limitations, restrictions, and the special or relative rights in respect of the common stock and the various classes of common stock are as follows:

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Voting Rights. The holders of shares of Class A common stock are entitled to one vote per share on any matter submitted to a vote of the stockholders of the Company, and the holders of shares of Class C common stock are entitled to ten votes for each share of Class C common stock held. Generally, the holders of shares of Class B common stock are not entitled to vote on any matter. However, holders of Class B common stock and Class C common stock are entitled to a separate class vote on any amendment or modification of any specific rights or obligations of the holders of Class B common stock or Class C common stock, respectively, that does not similarly affect the rights or obligations of the holders of Class A common stock. The holders of Class A common stock and of Class C common stock vote together, as a single class, on all matters submitted for a vote to the stockholders of the Company.

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Conversion. Each holder of Class B common stock and Class C common stock is entitled to convert at any time all or any part of such holder's shares into an equal number of shares of Class A common stock; provided, however, that to the extent that such conversion would result in the holder holding more than 4.99% of Class A common stock following such conversion, the holder shall first deliver to the Company an ownership certification to enable the Company (a) to determine that such holder does not have an attributable interest in another entity that would cause the Company to violate applicable FCC rules and regulations and (b) to obtain any necessary approvals from the FCC or the United States Department of Justice.

After payment of dividends to the holders of Series A Preferred Stock, the holders of the Company's common stock share ratably in any dividends that may be declared by the board of directors of the Company.

2009 Warrants

In June 2009, in connection with the execution of an amendment to its then-existing credit agreement, the Company issued warrants to purchase 1.3 million shares of Class A common stock to the lenders under that credit agreement (the "2009 Warrants"). The 2009 Warrants expire on June 29, 2019. Each 2009 Warrant is immediately exercisable to purchase Class A common stock at an exercise price of $1.17 per share. The number of shares of Class A common stock issuable upon exercise of the 2009 Warrants is subject to adjustment in certain circumstances, including upon the payment of a dividend in shares of Class A common stock. As of September 30, 2011, 1.2 million 2009 Warrants remain outstanding.

CMP Restated Warrants

Also in connection with the completion of the CMP Acquisition, Radio Holdings entered into an amended and restated warrant agreement, dated as of August 1, 2011 (the "Restated Warrant Agreement"), with the holders of outstanding warrants to purchase shares of common stock of Radio Holdings. Pursuant to the Restated Warrant Agreement, and subject to the terms and conditions thereof, the previously outstanding 3.7 million Radio Holdings warrants were amended and restated to no longer be exercisable for shares of common stock of Radio Holdings but instead be exercisable, commencing on May 2, 2012 (the "Exercise Date") at an exercise price of $.01 per share, for an aggregate of 8.3 million shares of Class B common stock (subject to adjustments for rounding for fractional shares) (the "CMP Restated Warrants"). The CMP Restated Warrants expire upon the earlier to occur of (i) March 26, 2019 and (ii) the later of (A) the 30th day succeeding the redemption in full of all of Radio Holdings' outstanding Series A preferred stock, and (b) the 90th day succeeding the Exercise Date. The fair value of the CMP Restated Warrants is based upon the fair value of the underlying stock.

Equity Held in Reserve

Citadel emerged from bankruptcy effective June 3, 2010 and, as of September 16, 2011, certain bankruptcy-related claims remained open for final resolution. As part of the Citadel Acquisition and as of September 30, 2011, 2.4 million of warrants to purchase the company's common stock were reserved for potential future issuance in connection with the settlement of these remaining allowed, disputed or unreconciled unsecured claims. Equity held in reserve is included in additional paid - in capital on the consolidated balance sheet at September 30, 2011.

Company Warrants

At the effective time of the Citadel Acquisition, the Company issued the Company Warrants. The Company Warrants were issued under a warrant agreement (the "Warrant Agreement"), dated September 16, 2011, and the Company Warrants entitle the holders thereof to purchase, on a one-for-one basis, shares of Class A common stock and are exercisable at any time prior to June 3, 2030 at an exercise price of $0.01 per share. The exercise price of the Company Warrants is not subject to any anti-dilution protection, other than standard adjustments in the case of stock splits, dividends and the like. Pursuant to the terms and conditions of the Warrant Agreement, upon the request of a holder, the Company has the discretion to issue, upon exercise of the Company Warrants, shares of Class B in lieu of an equal number of shares of Class A common stock and, upon request of a holder and at the Company's discretion, the Company has the right to exchange warrants to purchase an equivalent number of shares of Class B common stock for outstanding warrants to purchase shares of Class A common stock.

Conversion of the Company Warrants is subject to the Company's compliance with applicable FCC regulations, and the Company Warrants are exercisable provided that ownership of the Company by the holder does not cause the Company to violate applicable FCC rules and regulations surrounding foreign ownership of broadcasting licenses.

Holders of Company Warrants will participate ratably in any distributions on the Company's common stock on an as-exercised basis. No distribution shall be made to holders of Company Warrants or common stock if (i) an FCC ruling, regulation or policy prohibits such distribution to holders of Company Warrants or (ii) the Company's FCC counsel opines that such distribution is reasonably likely to cause (a) the Company to violate any applicable FCC rules or regulations or (b) any holder of Company Warrants to be deemed to hold an attributable interest in the Company.

Crestview Warrants

Pursuant to the Equity Investment, but pursuant to a separate warrant agreement, the Company issued 7.8 million Crestview Warrants to purchase shares of Class A common stock at an exercise price of $4.34 per share. The Crestview Warrants are exercisable until the tenth anniversary of the closing of the Equity Investment, and the exercise price is subject to standard weighted average adjustments in the event that the Company subsequently issues additional shares of common stock or common stock derivatives for less than the fair market value per share as of the date of such issuance or sale. In addition, the number of shares of Class A common stock issuable upon exercise of the Crestview Warrants, and the exercise price of the Crestview Warrants, are subject to adjustment in the case of stock splits, dividends and the like.

9. Stockholders' Equity

Successor

Pursuant to the Emergence Plan and upon the Company's emergence from bankruptcy, the Company issued three forms of equity: class A common stock, class B common stock and warrants to purchase shares of class B common stock (the "Special Warrants"). As of its emergence from bankruptcy, the Company issued approximately 3.0 million shares of class A common stock; approximately 16.7 million shares of class B common stock and approximately 25.4 million Special Warrants.

The Company is authorized to issue up to 100 million shares of class A common stock, of which approximately 4.4 million shares, net of shares held in treasury, were outstanding as of June 30, 2011, including 0.7 million nonvested shares of class A common stock. Each holder of class A common stock has unlimited voting rights and is entitled to one vote for each share and shall vote, together with the holders of class B common stock, as a single class with respect to the limited number of matters which may be submitted to a vote of the holders of common stock and for which the holders of class B common stock are entitled to vote.

The Company acquired approximately 0.2 million shares of class A common stock for approximately $6.6 million during both the three and six months ended June 30, 2011 through transactions related to the vesting of previously awarded nonvested shares of class A common stock. Upon vesting, the Company withheld shares of stock in an amount sufficient to pay the employee's minimum statutory withholding tax required by the relevant tax authorities.

The Company is authorized to issue up to 100 million shares of class B common stock, of which approximately 19.1 million shares were issued and outstanding as of June 30, 2011. Holders of class B common stock have certain limitations on their voting rights, but are entitled to vote on most material matters involving the Company, including material asset sales, business combinations and recapitalizations. Each holder of class B common stock is entitled to a separate class vote on any amendment or modification of any specific rights or obligations of the holders of class B common stock that does not similarly affect the rights or obligations of the holders of class A common stock. If certain specific actions are submitted to a vote of the holders of common stock, each share of class B common stock shall be entitled to vote with class A common stock, with each share of common stock having one vote and voting together as a single class. Each share of class B common stock may be converted into one share of class A common stock by the holder, provided that such holder does not have an attributable interest in another entity that would cause the Company to violate applicable FCC multiple ownership rules and regulations.

As of the Emergence Date, the Company issued Special Warrants to purchase up to an aggregate of approximately 25.4 million shares of class B common stock to certain holders of senior claims and general unsecured claims, of which 22.9 million Special Warrants were outstanding as of June 30, 2011. The Special Warrants have a 20-year term and will expire on June 3, 2030. The conversion of the Special Warrants is subject to the Company's compliance with applicable FCC regulations. Each Special Warrant to purchase class B common stock may be exercised prior to its expiration date at the minimal exercise price, which is the $0.001 per share par value of the class B common stock, provided that ownership of the Company by the holder does not cause the Company to violate applicable FCC rules and regulations surrounding foreign ownership of broadcasting licenses.

The Company is authorized to issue up to 50 million shares of preferred stock. No preferred shares were issued as of June 30, 2011.

The holders of Special Warrants participate in any dividends ratably, provided that no such distribution shall be made to holders of Special Warrants, class A common stock and class B common stock if (i) an FCC ruling, regulation or policy prohibits such distribution to holders of warrants or (ii) the Company's FCC counsel opines that such distribution is reasonably likely to cause (a) the Company to violate any applicable FCC rules or regulations or (b) any such holder of Special Warrants to be deemed to hold an attributable interest in the Company.

Equity Held in Reserve

Holders of unsecured claims, including the secured lenders' deficiency claim in the stipulated amount of $267.2 million and the claims of the Predecessor's convertible subordinated noteholders, received a pro rata share of (i) 10% of Successor equity (subject to dilution for distributions of equity under the Successor's equity incentive program) and (ii) $36.0 million in cash. Once the allowed amount of an unsecured claim is determined through settlement or by Bankruptcy Court order, the claimant is entitled to a distribution as provided for by the Emergence Plan. As of June 30, 2011, 4.3 million units of equity and $33.7 million in cash had been distributed to holders of allowed unsecured claims that totaled $336.0 million; and approximately 286,000 units of Successor equity and $2.3 million of cash were held in reserve to satisfy remaining allowed, disputed or unreconciled unsecured claims. Shares held in reserve are not designated as class A common stock, class B common stock or Special Warrants until issuance. The Successor equity held in reserve to be disbursed on account of unsecured claims is separately identified in the accompanying consolidated condensed balance sheets. If sufficient excess shares of equity and cash remain in reserve after resolution of all disputed unsecured claims, such shares and cash will be distributed to the claimants with allowed unsecured claims pro-rata, based on the number of shares and amount of cash they received pursuant to the Emergence Plan.

Predecessor

Citadel Broadcasting Corporation was incorporated in Delaware in 1993 and was initially capitalized by partnerships affiliated with FL&Co. in connection with a leveraged buyout transaction. The Predecessor's initial public offering registration statement with the Securities and Exchange Commission was declared effective in July 2003. The Predecessor issued 151.7 million shares of its common stock to TWDC's stockholders in connection with the ABC Merger. In connection with the Company's reorganization and emergence from bankruptcy, all shares of common stock of the Predecessor outstanding prior to the Emergence Date were cancelled pursuant to the Emergence Plan.